TETON Westwood Equity Fund

A series of The TETON Westwood Funds

SUMMARY PROSPECTUS January 28, 2022

Class AAA (WESWX), A (WEECX), C (WEQCX), I (WEEIX)

Before you invest, you may want to review the Fund’s Prospectus and Statement of Additional Information (“SAI”), which contain more information about the Fund and its risks. You can find the Fund’s Prospectus and SAI and other information about the Fund online at www.gabelli.com. You can also get this information at no cost by calling 800-422-3554 or by sending an email request to info@gabelli.com. The Fund’s Prospectus and SAI, both dated January 28, 2022, are incorporated by reference into this Summary Prospectus.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (https://gabelli.com/), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Funds, you may call 800-422-3554 or send an email request to info@gabelli.com. Your election to receive reports on paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held within the fund complex if you invest directly with the Funds.

Investment Objectives

The Equity Fund seeks to provide capital appreciation. The Equity Fund’s secondary goal is to produce current income.

Fees and Expenses of the Equity Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Equity Fund. You may also incur usual and customary brokerage commissions and other charges when buying and selling shares that are not reflected in the fee table and expense example below. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in the Equity Fund’s Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled, “Classes of Shares” of the Equity Fund’s statutory prospectus, in Appendix A, “Sales Charge Reductions and Waivers through Certain Intermediaries,” attached to the statutory prospectus, and in the section entitled, “Purchase and Redemption of Shares” of the Equity Fund’s Statement of Additional Information (“SAI”).

	Class AAA Shares	Class A Shares	Class C Shares	Class I Shares
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	4.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	None	None	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None	None	None
Exchange Fee	None	None	None	None

	Class AAA Shares	Class A Shares	Class C Shares	Class I Shares

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.25%	1.00%	None
Other Expenses	0.39%	0.39%	0.39%	0.39%

Total Annual Fund Operating Expenses	1.64%	1.64%	2.39%	1.39%

Expense Example

This example is intended to help you compare the cost of investing in the Equity Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Equity Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	$167	$517	$892	$1,944
Class A Shares	$560	$897	$1,256	$2,266
Class C Shares	$342	$745	$1,275	$2,726
Class I Shares	$142	$440	$761	$1,669

You would pay the following expenses if you did not redeem your shares of the Equity Fund:

	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	$167	$517	$892	$1,944
Class A Shares	$560	$897	$1,256	$2,266
Class C Shares	$242	$745	$1,275	$2,726
Class I Shares	$142	$440	$761	$1,669

Portfolio Turnover

The Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Equity Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Equity Fund’s performance. During the most recent fiscal year, the Equity Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Equity Fund invests at least 80% of its net assets (which includes, for purposes of this test, the amount of any borrowings for investment purposes) in common stocks and securities which may be converted into common stocks. The Equity Fund invests in a portfolio of seasoned companies. Seasoned companies generally have market capitalizations of $1 billion or more and have been operating for at least three years.

In selecting securities, Westwood Management Corp., the Equity Fund’s sub-adviser (the “Westwood Sub-Adviser”), maintains a list of securities of issuers which it believes have proven records and potential for above-average earnings growth. It considers purchasing a security on such list if the Westwood Sub-Adviser’s forecast for growth rates and earnings exceeds Wall Street expectations. The Westwood Sub-Adviser closely monitors the issuers and will sell a stock if the Westwood Sub-Adviser expects limited future price appreciation, there is a fundamental change that negatively impacts their growth assumptions, and/or the price of the stock declines 15% in the first forty-five days held. The Equity Fund’s risk characteristics, such as beta (a measure of volatility), are generally expected to be less than those of the Standard & Poor’s 500 Index (the “S&P 500 Index”), the Equity Fund’s benchmark.

The Equity Fund may also invest up to 25% of its total assets in foreign equity securities and in European Depositary Receipts (“EDRs”) or American Depositary Receipts (“ADRs”), including in those companies located in emerging markets. The Equity Fund may also invest in foreign debt securities.

Principal Risks

You may want to invest in the Fund if:

•	you are a long term investor
•	you seek growth of capital
•	you seek a fund with a growth orientation as part of your overall investment plan

The Equity Fund’s share price will fluctuate with changes in the market value of the Equity Fund’s portfolio securities. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell Equity Fund shares, they may be worth more or less than what you paid for them; you may lose money by investing in the Fund.

Investing in the Equity Fund involves the following risks:

•

Coronavirus (“COVID-19”) and Global Health Events.    COVID-19 and concerns about its rapid spread and infections have severely impacted business activity in virtually all economies, markets, and sectors and negatively impacted the value of many financial and other assets. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. These events could have a significant impact on the Fund’s performance, as well as the performance and viability of issuers in which it invests.

•

Equity Market Risk.    The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Equity Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Equity Fund’s securities goes down, your investment in the Equity Fund decreases in value.

•

Foreign Securities Risk.    Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in the securities of companies located in emerging markets.

•	Management Risk. If the portfolio managers are incorrect in their assessment of the growth prospects of the securities the Equity Fund holds, then the value of the Equity Fund’s shares could go down.

Performance

The bar chart and table that follow provide an indication of the risks of investing in the Equity Fund by showing changes in the Equity Fund’s performance from year to year, and by showing how the Equity Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index. As with all mutual funds, the Equity Fund’s past performance (before and after taxes) does not predict how the Equity Fund will perform in the future. Updated information on the Equity Fund’s results can be obtained by visiting www.gabelli.com.

TETON WESTWOOD EQUITY FUND

(Total returns for Class AAA Shares for the Years Ended December 31)

During the calendar years shown in the bar chart, the highest return for a quarter was 13.12% (quarter ended June 30, 2020) and the lowest return for a quarter was (23.52)% (quarter ended March 31, 2020).

Average Annual Total Returns (for the years ended December 31, 2021, with maximum sales charge, if applicable)	Past One Year	Past Five Years	Past Ten Years
TETON Westwood Equity Fund Class AAA Shares
Return Before Taxes	22.58%	12.31%	12.52%
Return After Taxes on Distributions	17.60%	9.33%	10.36%
Return After Taxes on Distributions and Sale of Fund Shares	16.02%	9.25%	9.92%
TETON Westwood Equity Fund Class A Shares
Return Before Taxes	17.68%	11.18%	11.83%
Class C Shares
Return Before Taxes	20.47%	11.44%	11.68%
Class I Shares
Return Before Taxes	22.83%	12.59%	12.79%
Index (reflects no deduction for fees, expenses or taxes)
S&P 500 Index	28.71%	18.47%	16.55%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Equity Fund shares to offset other taxable gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Equity Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, including Roth IRAs and SEP IRAs (collectively, “IRAs”).

Management

The Adviser. Teton Advisors, LLC (previously Teton Advisors, Inc. — see MANAGEMENT OF THE FUNDS — The Adviser.)

The Sub-Adviser. Westwood Management Corp.

The Portfolio Managers. The Adviser has established an Investment Research Advisory Committee (the “Committee”), with respect to the Fund to be comprised of select individuals from the Adviser and Sub-Adviser. The Committee is ultimately responsible for the day-to-day management of the Fund’s portfolio and works with the team leaders in developing and executing the Fund’s investment program. The members of the Committee are as follows: Mario Gabelli, Kevin Kendra, Sara Wojda, Hendi Susanto, Wayne Plewniak, Nicholas Galluccio, James Dinsmore,

Macrae Sykes, Brian Sponheimer, Joseph Gabelli, Thomas Dinsmore, Sarah Donnelly, Ashish Sinha, Gustavo Pifano, Damaris Flores-Hernandez, Marc Gabelli, Scott Butler, Tony Bancroft, Jeff Jonas, Ian Lapey, Timothy Winters, Robert Leininger, Thomas Browne, Jr., Brian Leonard, Michael Maloney, Brian Keeley, Edward S. Borland and Robert M. Goldsborough.

Certain members of the Committee are portfolio managers, as described herein, and the remainder operate as analysts in support of the portfolio management team. Team members collaborate to oversee the assets of the Fund utilizing the resources of the broad organization. While certain portfolio managers and analysts have a sector and geographic focus, each is a generalist, charged with generating ideas for any portfolio and any industry. Once an investment idea is generated, it faces the scrutiny of the research team, and must qualify under the Adviser’s strict investment criteria before it may be implemented for the Fund. This team approach reinforces the Adviser’s discipline, as each team member participates in the analysis and evaluation of every analyst’s ideas. Team members collaborate to manage the assets of the Fund. The composition of the Committee and any respective team may change from time to time.

The Equity Fund is overseen by members of the Sub-Adviser’s team through a sub-advisory agreement. The team consists of the portfolio managers listed herein who are jointly and primarily responsible for the day-to-day management of the Fund and additional analysts at the Sub-Adviser.

Mr. Matthew R. Lockridge, Senior Vice President and Co-Director of Equity Portfolios, has managed the Equity Fund since 2013. Mr. Will Sheehan, Vice President and Analyst, has managed the Equity Fund since September 13, 2019. Ms. Lauren Hill, Vice President and Research Analyst, has managed the Equity Fund since August 4, 2020.

Purchase and Sale of Fund Shares

The minimum initial investment for Class AAA, Class A, and Class C shares is $1,000 ($250 for IRAs or Coverdell Education Savings Plans). There is no minimum initial investment for Class AAA, Class A, and Class C shares in an automatic monthly investment plan.

Class I shares are available to investors with a minimum investment of $500,000 when purchasing shares directly through G.distributors, LLC, the Equity Fund’s distributor (“G.distributors” or the “Distributor”), or investors purchasing Class I shares through brokers or financial intermediaries that have entered into selling agreements with the Distributor specifically with respect to Class I shares, and which have different minimum investment amounts. If you transact in Class I shares through a broker or financial intermediary, you may be required to pay a commission and/or other forms of compensation to the broker or financial intermediary. The Distributor reserves the right to waive or change minimum investment amounts. There is no minimum for subsequent investments.

You can purchase or redeem the Equity Fund’s shares on any day the New York Stock Exchange (“NYSE”) is open for trading (a “Business Day”). You may purchase or redeem Equity Fund shares by written request via mail (The Gabelli Funds, P.O. Box 219204, Kansas City, MO 64121-9204), personal delivery or overnight delivery (The Gabelli Funds, c/o DST Asset Manager Solutions, Inc., 430 W 7th Street STE 219204, Kansas City, MO 64105-1407), Internet, bank wire, or Automated Clearing House (“ACH”) system. You may also purchase Equity Fund shares by telephone, if you have an existing account with banking instructions on file, or redeem at 800-GABELLI (800-422-3554).

Equity Fund shares can also be purchased or sold through registered broker-dealers or other financial intermediaries that have entered into appropriate selling agreements with the Distributor. The broker-dealer or other financial intermediary will transmit these transaction orders to the Equity Fund on your behalf and send you confirmation of your transactions and periodic account statements showing your investments in the Equity Fund.

Tax Information

The Equity Fund expects that distributions will generally be taxable as ordinary income or long term capital gains to taxable investors.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Equity Fund through a broker-dealer or other financial intermediary (such as a bank), the Equity Fund and its related companies may pay the intermediary for the sale of Equity Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Equity Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

This Page Was Intentionally Left Blank.

704 multi 2022